Schedule of investments
Delaware Investments Dividend and Income Fund, Inc.
August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 85.74%
Communication Services — 9.76%
AT&T	51,900	$1,547,139
Century Communications =, †	500,000	0
Comcast Class A	40,448	1,812,475
Verizon Communications	28,400	1,683,268
Walt Disney	13,279	1,751,102
		6,793,984
Consumer Discretionary — 5.07%
Dollar Tree †	17,800	1,713,606
Lowe's	11,000	1,811,590
		3,525,196
Consumer Staples — 7.32%
Archer-Daniels-Midland	40,100	1,794,876
Conagra Brands	43,563	1,671,077
Mondelez International Class A	27,900	1,629,918
		5,095,871
Energy — 2.19%
ConocoPhillips	40,279	1,526,171
		1,526,171
Financials — 11.18%
Allstate	16,200	1,506,600
American International Group	51,800	1,509,452
Bank of New York Mellon	42,100	1,556,858
Marsh & McLennan	14,900	1,712,159
Truist Financial	38,600	1,498,066
		7,783,135
Healthcare — 15.40%
Abbott Laboratories	11,986	1,312,108
Cardinal Health	27,800	1,411,128
Cigna	8,308	1,473,590
CVS Health	24,200	1,503,304
Johnson & Johnson	11,100	1,702,851
Merck & Co.	20,300	1,730,981
Pfizer	41,989	1,586,764
		10,720,726
Industrials — 7.09%
Caterpillar	11,503	1,636,992
Northrop Grumman	5,100	1,747,311
Raytheon Technologies	25,414	1,550,254
		4,934,557
Information Technology — 12.38%
Broadcom	5,100	1,770,465
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cisco Systems	34,100	$1,439,702
Cognizant Technology Solutions Class A	25,382	1,697,041
Intel	30,800	1,569,260
Motorola Solutions	2,958	457,750
Oracle	28,000	1,602,160
Switch Class A	4,520	77,744
		8,614,122
Materials — 2.43%
DuPont de Nemours	30,332	1,691,312
		1,691,312
REIT Diversified — 0.21%
Colony Capital	19,280	52,249
Lexington Realty Trust	7,920	90,050
		142,299
REIT Healthcare — 1.05%
Alexandria Real Estate Equities	1,090	183,534
Healthcare Trust of America Class A	4,160	109,782
Healthpeak Properties	4,310	119,129
Medical Properties Trust	3,150	58,527
Sabra Health Care REIT	4,650	68,960
Welltower	3,350	192,692
		732,624
REIT Hotel — 0.39%
Gaming and Leisure Properties	2,210	80,333
Host Hotels & Resorts	2,120	23,808
Pebblebrook Hotel Trust	2,620	33,064
VICI Properties	6,020	134,487
		271,692
REIT Industrial — 1.12%
Americold Realty Trust	1,890	72,482
Prologis	6,020	613,197
Rexford Industrial Realty	1,990	95,480
		781,159
REIT Information Technology — 1.39%
American Tower	220	54,813
Digital Realty Trust	1,560	242,814
Equinix	640	505,459
QTS Realty Trust Class A	1,520	103,086
SBA Communications	210	64,275
		970,447

NQ-DDF [8/20] 10/20 (1353999)    1

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Mall — 0.28%
Simon Property Group	2,870	$194,730
		194,730
REIT Manufactured Housing — 0.45%
Equity LifeStyle Properties	2,150	142,523
Sun Communities	1,160	172,933
		315,456
REIT Multifamily — 3.60%
American Homes 4 Rent Class A	3,690	105,682
Apartment Investment and Management Class A	240	8,647
AvalonBay Communities	1,250	197,575
Camden Property Trust	1,560	141,866
Equity Residential	27,887	1,574,221
Essex Property Trust	710	153,722
Invitation Homes	6,160	176,361
UDR	4,280	148,987
		2,507,061
REIT Office — 0.58%
Boston Properties	1,780	154,629
Cousins Properties	2,240	66,864
Highwoods Properties	2,200	81,972
Kilroy Realty	1,710	100,069
		403,534
REIT Self-Storage — 0.64%
Extra Space Storage	1,420	151,301
Life Storage	1,180	124,407
Public Storage	800	169,920
		445,628
REIT Shopping Center — 0.40%
Agree Realty	670	44,836
Brixmor Property Group	5,810	68,558
Kimco Realty	5,570	66,784
Regency Centers	1,260	50,035
Retail Opportunity Investments	4,080	45,411
		275,624
REIT Single Tenant — 0.62%
Four Corners Property Trust	2,520	63,630
National Retail Properties	1,670	59,185
Realty Income	3,030	187,951
	Number of shares	Value (US $)
Common Stock (continued)
REIT Single Tenant (continued)
Spirit Realty Capital	1,310	$46,518
STORE Capital	2,640	71,385
		428,669
REIT Specialty — 0.04%
WP Carey	440	30,523
		30,523
Utilities — 2.15%
Edison International	28,500	1,495,680
		1,495,680
Total Common Stock (cost $51,237,001)		59,680,200
	Principal amount°
Convertible Bonds — 4.74%
Capital Goods — 0.07%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	28,000	46,236
		46,236
Communications — 0.72%
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	181,000	170,921
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	70,000	117,460
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	126,000	132,418
Liberty Media 2.25% exercise price $33.63, maturity date 9/30/46	170,000	81,635
		502,434
Consumer Cyclical — 0.18%
Team 5.00% exercise price $21.70, maturity date 8/1/23	145,000	124,494
		124,494

2    NQ-DDF [8/20] 10/20 (1353999)

(Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical — 0.85%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	105,000	$112,171
Chefs' Warehouse 144A 1.875% exercise price $44.20, maturity date 12/1/24 #	98,000	73,195
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	10,000	12,004
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	60,000	57,168
Integra LifeSciences Holdings 144A 0.50% exercise price $73.67, maturity date 8/15/25 #	98,000	93,104
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	63,000	71,662
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	177,000	142,062
Tricida 144A 3.50% exercise price $33.22, maturity date 5/15/27 #	50,000	32,385
		593,751
Electric — 0.20%
NRG Energy 2.75% exercise price $47.74, maturity date 6/1/48	128,000	136,720
		136,720
Energy — 0.66%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	259,000	175,628
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy (continued)
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	125,000	$117,997
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	172,000	166,874
		460,499
Financials — 0.07%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	36,000	46,591
		46,591
Industrials — 0.20%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	99,000	132,182
Middleby 144A 1.00% exercise price $128.62, maturity date 9/1/25 #	10,000	10,373
		142,555
REITs — 0.18%
Blackstone Mortgage Trust 4.75% exercise price $36.22, maturity date 3/15/23	134,000	125,495
		125,495
Technology — 1.61%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	169,000	151,044
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	55,000	58,509
Ligand Pharmaceuticals 0.75% exercise price $248.48, maturity date 5/15/23	87,000	78,939
Microchip Technology 1.625% exercise price $94.91, maturity date 2/15/27	61,000	97,236

NQ-DDF [8/20] 10/20 (1353999)    3

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	49,000	$63,308
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	72,000	83,757
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	163,000	148,366
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	127,000	123,549
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	129,000	114,058
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	49,000	62,672
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	140,000	141,842
		1,123,280
Total Convertible Bonds (cost $3,287,052)		3,302,055

Corporate Bonds — 41.73%
Automotive — 1.20%
Allison Transmission 144A 5.875% 6/1/29 #	330,000	361,800
Ford Motor 9.00% 4/22/25	140,000	164,017
Ford Motor Credit 4.542% 8/1/26	305,000	311,672
		837,489
Banking — 2.05%
Ally Financial 5.75% 11/20/25	435,000	488,849
Credit Suisse Group 144A 6.25% #, μ, ψ	200,000	218,411
Natwest Group 8.625% μ, ψ	400,000	421,356
Popular 6.125% 9/14/23	280,000	298,871
		1,427,487
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 4.30%
Avient 144A 5.75% 5/15/25 #	88,000	$93,610
BMC East 144A 5.50% 10/1/24 #	125,000	130,143
Freeport-McMoRan
4.55% 11/14/24	170,000	183,750
5.45% 3/15/43	185,000	208,384

Hudbay Minerals 144A 7.625% 1/15/25 #	115,000	119,536
Koppers 144A 6.00% 2/15/25 #	215,000	221,581
Lennar
4.50% 4/30/24	195,000	209,626
4.75% 5/30/25	95,000	104,272
5.875% 11/15/24	80,000	89,692

NOVA Chemicals 144A 5.00% 5/1/25 #	130,000	130,339
Olin
5.00% 2/1/30	175,000	169,280
5.125% 9/15/27	195,000	192,642

PulteGroup 5.00% 1/15/27	100,000	114,250
Standard Industries
144A 4.75% 1/15/28 #	335,000	353,425
144A 6.00% 10/15/25 #	50,000	51,690

Steel Dynamics 5.00% 12/15/26	280,000	299,567
Tronox 144A 6.50% 4/15/26 #	315,000	324,934
		2,996,721
Capital Goods — 2.37%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	300,000	312,414
Bombardier 144A 6.00% 10/15/22 #	325,000	277,875
Crown Americas 4.75% 2/1/26	285,000	298,113
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	310,000	315,103
TransDigm 144A 6.25% 3/15/26 #	125,000	132,058
Vertical US Newco 144A 5.25% 7/15/27 #	300,000	313,125
		1,648,688

4    NQ-DDF [8/20] 10/20 (1353999)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 4.33%
Altice France 144A 7.375% 5/1/26 #	420,000	$446,334
Altice France Holding 144A 6.00% 2/15/28 #	305,000	305,566
CenturyLink 144A 5.125% 12/15/26 #	285,000	295,967
Level 3 Financing 144A 4.25% 7/1/28 #	280,000	288,470
SBA Communications 4.875% 9/1/24	345,000	354,815
Sprint
7.125% 6/15/24	190,000	221,060
7.625% 3/1/26	10,000	12,313
7.875% 9/15/23	103,000	119,995

T-Mobile USA 6.50% 1/15/26	305,000	319,678
Zayo Group Holdings
144A 4.00% 3/1/27 #	350,000	346,519
144A 6.125% 3/1/28 #	295,000	305,095
		3,015,812
Consumer Cyclical — 1.40%
Caesars Entertainment 144A 6.25% 7/1/25 #	295,000	312,613
L Brands 144A 6.875% 7/1/25 #	290,000	314,212
MGM Resorts International 5.75% 6/15/25	31,000	33,310
Scientific Games International 144A 8.25% 3/15/26 #	137,000	141,361
William Carter 144A 5.625% 3/15/27 #	160,000	170,446
		971,942
Consumer Non-Cyclical — 2.64%
Cott Holdings 144A 5.50% 4/1/25 #	260,000	269,100
JBS USA LUX
144A 5.75% 6/15/25 #	170,000	175,950
144A 6.50% 4/15/29 #	160,000	182,000
144A 6.75% 2/15/28 #	20,000	22,196

Kraft Heinz Foods 5.20% 7/15/45	280,000	317,749
Pilgrim's Pride
144A 5.75% 3/15/25 #	315,000	324,056
144A 5.875% 9/30/27 #	65,000	69,144
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.00% 8/15/26 #	100,000	$103,954
144A 5.625% 1/15/28 #	180,000	192,766
144A 5.75% 3/1/27 #	170,000	180,041
		1,836,956
Energy — 4.68%
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	45,123
5.875% 3/31/25	80,000	92,380
7.00% 6/30/24	200,000	233,201

Cheniere Energy Partners 5.25% 10/1/25	175,000	179,242
Crestwood Midstream Partners 6.25% 4/1/23	225,000	222,164
Energy Transfer Operating 5.50% 6/1/27	115,000	128,500
EQM Midstream Partners 144A 6.50% 7/1/27 #	280,000	306,996
Genesis Energy 6.50% 10/1/25	40,000	34,713
Murphy Oil 5.875% 12/1/27	225,000	216,351
Murphy Oil USA 5.625% 5/1/27	415,000	441,377
Newfield Exploration 5.375% 1/1/26	275,000	273,323
NuStar Logistics 5.625% 4/28/27	160,000	161,170
Occidental Petroleum 3.50% 8/15/29	355,000	305,868
Precision Drilling 144A 7.125% 1/15/26 #	40,000	27,342
Southwestern Energy 7.75% 10/1/27	220,000	225,500
Targa Resources Partners 5.375% 2/1/27	300,000	310,445
Transocean Proteus 144A 6.25% 12/1/24 #	58,500	52,358
		3,256,053
Financials — 1.04%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	200,000	170,000

NQ-DDF [8/20] 10/20 (1353999)    5

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
DAE Funding 144A 5.75% 11/15/23 #	93,000	$92,874
E*TRADE Financial 5.875% μ, ψ	425,000	461,922
		724,796
Healthcare — 4.45%
Bausch Health 144A 5.50% 11/1/25 #	465,000	480,438
Centene
3.375% 2/15/30	245,000	255,184
4.625% 12/15/29	165,000	181,027
144A 5.375% 8/15/26 #	275,000	292,274

Community Health Systems 144A 6.625% 2/15/25 #	140,000	143,136
Encompass Health
5.75% 11/1/24	173,000	174,314
5.75% 9/15/25	120,000	124,553
HCA
5.375% 2/1/25	405,000	456,692
5.875% 2/15/26	165,000	189,131
7.58% 9/15/25	80,000	93,800

Hill-Rom Holdings 144A 5.00% 2/15/25 #	180,000	186,533
Service Corp. International 4.625% 12/15/27	159,000	171,785
Tenet Healthcare
5.125% 5/1/25	175,000	178,719
8.125% 4/1/22	155,000	167,516
		3,095,102
Insurance — 0.90%
HUB International 144A 7.00% 5/1/26 #	315,000	327,129
USI 144A 6.875% 5/1/25 #	295,000	303,294
		630,423
Media — 4.42%
AMC Networks 4.75% 8/1/25	370,000	383,507
CCO Holdings
144A 4.50% 8/15/30 #	175,000	185,938
144A 5.125% 5/1/27 #	120,000	127,963
144A 5.375% 6/1/29 #	170,000	187,019
144A 5.875% 5/1/27 #	190,000	199,928

CSC Holdings 144A 3.375% 2/15/31 #	250,000	246,955
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Gray Television
144A 5.875% 7/15/26 #	290,000	$301,455
144A 7.00% 5/15/27 #	55,000	59,815

Lamar Media 5.75% 2/1/26	167,000	174,444
Netflix 5.875% 11/15/28	365,000	448,689
Sinclair Television Group 144A 5.125% 2/15/27 #	195,000	190,125
Sirius XM Radio 144A 5.00% 8/1/27 #	395,000	419,547
Terrier Media Buyer 144A 8.875% 12/15/27 #	145,000	150,390
		3,075,775
Real Estate Investment Trusts — 0.31%
GLP Capital 5.375% 4/15/26	110,000	122,278
MGM Growth Properties Operating Partnership 5.75% 2/1/27	85,000	94,164
		216,442
Services — 3.24%
Aramark Services 144A 5.00% 2/1/28 #	345,000	345,999
Ashtead Capital 144A 5.25% 8/1/26 #	530,000	561,800
Covanta Holding 5.875% 7/1/25	210,000	219,867
GFL Environmental 144A 3.75% 8/1/25 #	59,000	59,477
Iron Mountain 144A 4.50% 2/15/31 #	265,000	272,619
KAR Auction Services 144A 5.125% 6/1/25 #	95,000	95,831
PowerTeam Services 144A 9.033% 12/4/25 #	290,000	310,300
Prime Security Services Borrower 144A 5.75% 4/15/26 #	220,000	243,587
Univar Solutions USA 144A 5.125% 12/1/27 #	140,000	146,588
		2,256,068
Technology & Electronics — 1.23%
CommScope Technologies 144A 5.00% 3/15/27 #	100,000	99,511
RP Crown Parent 144A 7.375% 10/15/24 #	20,000	20,423

6    NQ-DDF [8/20] 10/20 (1353999)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	200,000	$209,979
SS&C Technologies 144A 5.50% 9/30/27 #	490,000	525,451
		855,364
Transportation — 1.24%
Delta Air Lines 144A 7.00% 5/1/25 #	285,000	312,308
Mileage Plus Holdings 144A 6.50% 6/20/27 #	150,000	156,750
United Rentals North America 3.875% 2/15/31	379,000	391,081
		860,139
Utilities — 1.93%
AES
5.50% 4/15/25	160,000	165,312
6.00% 5/15/26	25,000	26,308
Calpine
144A 5.00% 2/1/31 #	150,000	157,064
144A 5.25% 6/1/26 #	145,000	151,630

Enel 144A 8.75% 9/24/73 #, μ	200,000	235,210
PG&E 5.25% 7/1/30	300,000	299,607
Vistra Operations
144A 5.50% 9/1/26 #	205,000	215,506
144A 5.625% 2/15/27 #	85,000	90,012
		1,340,649
Total Corporate Bonds (cost $28,055,661)		29,045,906

Loan Agreements — 0.37%
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 2.75%)6/17/24 •	254,346	257,743
Total Loan Agreements (cost $248,782)		257,743
	Number of shares	Value (US $)
Convertible Preferred Stock — 1.46%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	85	$124,024
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	2,953	132,022
Bank of America 7.25% exercise price $50.00 ψ	54	80,732
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,121	201,105
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	2,344	108,551
Essential Utilities 6.00% exercise price $42.37, maturity date 4/30/22	1,750	98,367
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	199	205,467
QTS Realty Trust 6.50% exercise price $46.85 ψ	420	63,945
Total Convertible Preferred Stock (cost $856,560)		1,014,213

Preferred Stock — 0.43%
Bank of America 6.50% μ	220,000	248,636
GMAC Capital Trust I 6.065% (LIBOR03M + 5.785%) •	2,000	49,060
Total Preferred Stock (cost $278,480)		297,696

Exchange-Traded Funds — 0.13%
iShares Core US REIT ETF	680	31,022
iShares US Real Estate ETF	340	27,965
Vanguard Real Estate ETF	350	28,612
Total Exchange-Traded Funds (cost $86,861)		87,599

NQ-DDF [8/20] 10/20 (1353999)    7

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Number of shares	Value (US $)

Limited Partnerships — 0.00%
Brookfield Property Partners	2	$23
Total Limited Partnerships (cost $37)		23
Short-Term Investments — 1.76%
Money Market Mutual Funds — 1.76%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	305,952	305,952
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	305,952	305,952
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	305,952	305,952
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	305,952	305,952
Total Short-Term Investments (cost $1,223,808)		1,223,808

Total Value of Securities—136.36% (cost $85,274,242)		94,909,243
Liabilities Net of Receivables and Other Assets—(36.36)%		(25,307,242)
Net Assets Applicable to 7,688,158 Shares Outstanding—100.00%		$69,602,001
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $17,129,777, which represents 24.61% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
Summary of abbreviations:
ETF – Exchange-Traded Fund
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REIT – Real Estate Investment Trust
USD – US Dollar

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